Note 13 - Commitments and Contingencies - Schedule of Future Unpaid Developer Commitments (Details) - Developer Commitments [Member] - USD ($)	Sep. 30, 2019	Dec. 31, 2018
2019	$ 104,954
2020	209,909	$ 209,909
Total Minimum Developer Commitments	$ 314,863	$ 629,727